EMPLOYEE RELATED LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE RELATED LIABILITIES [Abstract]
Severance pay fund, Israeli employees	$ 10,214
Long-term employee liabilties, Israeli employees	12,282
Israeli employee termination benefits	3,801	3,756	3,450
Reduction to plan obiligation, USA employees	3,900
TJP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Termination liability, Japanese employees	22,133	49,385
Payments for employee termination benefits, Japanese employees	27,366	924
TPSCo [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Matching contribution (as a percent)	10.00%
Employee contribution (as a percent)	1.00%
Cost recognized	$ 4,011